VARIABLE INTEREST ENTITIES (Tables)	12 Months Ended
Jun. 30, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Variable Interest Entities [Table Text Block]
Summary information regarding consolidated VIEs is as follows:

	June 30, 2017	June 30, 2018	June 30, 2018
	RMB	RMB	U.S. Dollars
ASSETS
Current Assets
Cash and cash equivalents	¥3,506,540	¥7,336,672	$1,108,292
Notes receivable	6,112,960	3,995,962	603,638
Trade accounts receivable, net	39,425,911	24,254,007	3,663,858
Purchase advances, net	11,476,000	12,654,546	1,911,621
Other assets	7,450,483	14,281,461	2,157,386
Total current assets	¥67,971,894	¥62,522,648	$9,444,795

Non-current assets	2,757,404	20,966,716	3,167,273
Total Assets	¥70,729,298	¥83,489,364	$12,612,068

LIABILITIES
Trade accounts payable	¥8,352,870	¥8,754,347	$1,322,449
Taxes payable	684,721	278,184	42,023
Other liabilities	16,372,863	14,730,356	2,225,197
Total current liabilities	25,410,454	23,762,887	3,589,669

Non-current liabilities	-	8,943,834	1,351,073
Total Liabilities	¥25,410,454	¥32,706,721	$4,940,742